Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ARBITRAGE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term regardless of market conditions.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 14 and in the Fund's Statement of Additional Information (“SAI”) on page 64.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  The Fund's portfolio turnover rate is not included because it is a new series.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver for the time period indicated). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.  Equity securities include common stock, and preferred stock.

The Fund's sub-advisor, Longfellow Investment Management Co. (“Longfellow” or “Sub-Advisor”), seeks to purchase securities of companies that are involved in publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions.  Longfellow may also participate in other forms of arbitrage.  The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts, restricted securities including 144A securities, and convertible securities.  The Fund may invest in companies of any size in seeking to achieve its investment goal.

In acting on merger arbitrage opportunities, Longfellow buys securities of companies being acquired (the “target company”) in primarily publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow may engage in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company may be purchased and, at approximately the same time, some amount of the acquiring company's common stock and/or other securities may be sold short depending on the terms of the transaction.  The Fund's investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  Under normal market conditions, merger arbitrage investments are expected to represent 60% or more of the Fund's assets under management.

In undertaking other forms of arbitrage, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements. This portion of the Fund's investment strategy is designed to capture the arbitrage spread represented by the difference between the intrinsic value of a security as determined by Longfellow and the price at which the security trades.

In selecting securities for the Fund, Longfellow analyzes a number of factors including: proposed financing terms, the size of the transaction, anti-trust concerns, regulatory approvals and shareholder voting requirements.  All purchases are vetted through Longfellow's internal research process prior to investment.  Longfellow will sell a position if it views the proposed transaction as having more risk than expected, the proposed transaction is cancelled or more attractive opportunities arise.  The Fund generally engages in active and frequent trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, in addition to equities, the Fund may invest in any combination of cash, cash equivalents and/or fixed income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds.  The weighted average maturity of the Fund's fixed income investments will normally range from 3 to 7 years or less.  The Fund may also gain exposure to fixed-income securities through investments in other registered investment companies, specifically closed-end funds.  Longfellow believes that inefficiencies can exist with the pricing of closed-end funds and that exploiting these inefficiencies can have the potential to serve as attractive investments in the Fund.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Depositary Receipts Risk:  Foreign receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.  Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity market as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed Income Risk:  The prices of the Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and vice versa.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

•                  Credit Risk: The fixed income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

•                  Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities.  Non-investment-grade debt securities may also be less liquid.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Other Investment Companies Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying investment companies invest.  The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company.  When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses.  There may also not be an active trading market available for shares of some closed-end funds.  Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and generate more taxable short-term gains for shareholders.

Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Rule 144A Securities Risk: Rule 144A securities are traded in the institutional market pursuant to a registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.  Due to the relatively limited size of this institutional market, these securities may affect the liquidity of Rule 144A securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

Short Sale Risk:  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the sub-advisor's ability to accurately anticipate the future value of a security.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of arbitrage investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund's performance information is only shown when it has had a full calendar year of operations.  Since the Fund began operations on October 1, 2013, there is no performance information included in this prospectus.

Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,152
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	377
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	277
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 528

[1]	'Other Expenses' and 'Dividend Expenses on Securities Sold Short' are based on estimated amounts for the current fiscal year.
[2]	Touchstone Advisors, Inc. has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of 'Acquired Fund Fees and Expenses,' if any; other extraordinary expenses not incurred in the ordinary course of business; amounts, if any, payable pursuant to a shareholder servicing plan; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) in order to limit annual fund operating expenses to 1.68%, 2.43%,1.43%, and 1.28% for Classes A, C, Y, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least September 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled 'Manager- of-Managers Structure' under the section entitled 'The Advisor' in the Fund's SAI for more information.